UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Candlewood Capital Management, LLC

Address:  17 Hulfish Street
          Princeton, NJ  08540


13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jill Peer Weiner
Title:    Operations Analyst
Phone:    (609) 688-3515


Signature, Place and Date of Signing:

/s/ Jill Peer Weiner             Princeton, NJ                 May 14, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       55

Form 13F Information Table Value Total: $600,845
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]


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


                                                         FORM 13F INFORMATION TABLE

                                                                          IN(000'S)
                                                                         MARKET VALUE   PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS     CUSIP      SHARES     COMB  SH/PRN  CALL  DISCRETN  MANAGERS   SOLE SHARED NONE

ACME COMMUNICATIONS INCCMN        Common Stock      004631107    670,700    6,935  SH        Sole               670,700   0      0
ALLEGIANCE TELECOM, INC.
  COMMON STOCK                    Common Stock      01747T102    941,200    2,824  SH        Sole               941,200   0      0
ARTISOFT INC                      Common Stock      04314L106    808,700    1,439  SH        Sole               808,700   0      0
AUTODESK INCCMN                   Common Stock      052769106    479,600   22,393  SH        Sole               479,600   0      0
AVENUE A INCCMN                   Common Stock      053566105  2,035,300    6,716  SH        Sole             2,035,300   0      0
BARNES & NOBLE, INC               Common Stock      067774109    121,900    3,778  SH        Sole               121,900   0      0
BARNESANDNOBLE.COM INC.
  CLASS A COMMON STOCK            Common Stock      067846105  2,192,000    3,507  SH        Sole             2,192,000   0      0
BINDVIEW DEVELOPMENT CORP         Common Stock      090327107  1,649,400    3,546  SH        Sole             1,649,400   0      0
BIOVAIL CORPCMN                   Common Stock      09067J109    126,600    6,327  SH        Sole               126,600   0      0
BKF CAP GROUP INCCMN              Common Stock      05548G102    288,700    8,618  SH        Sole               288,700   0      0
BRISTOL MYERS SQUIBB COCMN        Common Stock      110122108    291,500   11,803  SH        Sole               291,500   0      0
CABLEVISION SYS CORP-
  RAINBOWMEDIA GROUP              Common Stock      12686C844    989,830   24,429  SH        Sole               989,830   0      0
CORVIS CORPCMN                    Common Stock      221009103  3,562,300    4,449  SH        Sole             3,562,300   0      0
COTT CORPORATION QUE              Common Stock      22163N106    319,600    6,037  SH        Sole               319,600   0      0
CRYOLIFE INC                      Common Stock      228903100    527,500   11,025  SH        Sole               527,500   0      0
DELL COMPUTER CORPORATIONCMN      Common Stock      247025109    712,800   18,611  SH        Sole               712,800   0      0
DRS TECHNOLOGIES INC              Common Stock      23330X100    810,945   33,614  SH        Sole               810,945   0      0
HOLLYWOOD ENTERTAINMENT CORPCMN   Common Stock      436141105    918,700   15,434  SH        Sole               918,700   0      0
ICN PHARMACEUTICALS INC.(NEW)     Common Stock      448924100    952,800   30,251  SH        Sole               952,800   0      0
INTEGRAT PROCESS EQUIP CV BD
  6 1/4 09/15/2004   MS           Convertible Bond  45812KAD0  6,800,000    3,757  PRN       Sole             6,800,000   0      0
JOURNAL REGISTER CO               Common Stock      481138105    893,700   18,946  SH        Sole               893,700   0      0
KMART CORPORATION9.375000
  02/01/2006                      Bond              482584BB4  3,000,000    1,500  PRN       Sole             3,000,000   0      0
KMART CORPORATIONCMN              Common Stock      482584109  1,352,400    2,164  SH        Sole             1,352,400   0      0
LEAR CORPORATION                  Common Stock      521865105    250,600   11,929  SH        Sole               250,600   0      0
LOCKHEED MARTIN CORPCMN           Common Stock      539830109    204,000   11,746  SH        Sole               204,000   0      0
LYONDELL CHEMICAL COMPANY         Common Stock      552078107    768,200   12,760  SH        Sole               768,200   0      0
MACK-CALI REALTY CORP             Common Stock      554489104    358,000   12,415  SH        Sole               358,000   0      0
MBIA INC                          Common Stock      55262C100    128,999    7,055  SH        Sole               128,999   0      0
MC CLATCHY COMPANY (HLDG CO)
  CLASS A COMMON STOCK            Common Stock      579489105    394,200   23,404  SH        Sole               394,200   0      0
MERCURY COMPUTER SYSTEMS INC      Common Stock      589378108    833,700   26,645  SH        Sole               833,700   0      0
MODEM MEDIA INCCMN CLASS A        Common Stock      607533106  1,271,300    5,735  SH        Sole             1,271,300   0      0
NAPRO BIOTHERAPEUTICS INC         Common Stock      630795102  1,751,200   15,323  SH        Sole             1,751,200   0      0
NAVISTAR INTL CORP (NEW)CMN       Common Stock      63934E108     86,600    3,836  SH        Sole                86,600   0      0
OSHKOSH TRUCK CORPCMN             Common Stock      688239201    185,700   10,566  SH        Sole               185,700   0      0
PSINET INC.10.00000000
  02/15/2005 SER: B               Bond              74437CAB7  1,500,000      150  PRN       Sole             1,500,000   0      0
PSINET INC10.500000
  12/01/2006 SER: B               Bond              74437CAG6    550,000       55  PRN       Sole               550,000   0      0
PSINET INC11.000000
  08/01/2009 SER: B               Bond              69363VAB3 24,216,000    2,422  PRN       Sole            24,216,000   0      0
PULITZER INCCMN                   Common Stock      745769109    229,600   12,284  SH        Sole               229,600   0      0
RAYTHEON COCMN                    Common Stock      755111507    298,300   12,245  SH        Sole               298,300   0      0
SECURITY CAPITAL GROUP INC
  CLASS B                         Common Stock      81413P204    326,770    8,323  SH        Sole               326,770   0      0
SINCLAIR BROADCAST GROUP INC
  CMN CLASS A                     Common Stock      829226109  2,014,000   27,290  SH        Sole             2,014,000   0      0
SMURFIT (JEFFERSON)
  PLC ADRSPONSORED ADR CMN        ADRS              47508W107    346,900    8,308  SH        Sole               346,900   0      0
SONICWALL INCCMN                  Common Stock      835470105  1,974,200   25,744  SH        Sole             1,974,200   0      0
SOUNDVIEW TECHNOLOGY GROUP INC
  CMN                             Common Stock      83611Q109    749,500    1,694  SH        Sole               749,500   0      0
SPEEDFAM-IPEC INC                 Common Stock      847705100  1,511,985    6,471  SH        Sole             1,511,985   0      0
TARGET CORPCMN                    Common Stock      87612E106    526,400   22,698  SH        Sole               526,400   0      0
TOO INC                           Common Stock      890333107    193,100    5,695  SH        Sole               193,100   0      0
TRAVELERS PROPERTY CASUALTY
  COCMN                           Common Stock      89420G109     50,000    1,000  SH        Sole                50,000   0      0
UNITED THERAPEUTICS CORPCMN       Common Stock      91307C102    189,900    2,556  SH        Sole               189,900   0      0
UNITEDGLOBALCOM INC
  CL-ACMN CLASS A                 Common Stock      913247508  1,934,700   10,467  SH        Sole             1,934,700   0      0
UNUMPROVIDENT CORPORATION         Common Stock      91529Y106    521,700   14,571  SH        Sole               521,700   0      0
VERIZON COMMUNICATIONSCMN         Common Stock      92343V104    172,000    7,929  SH        Sole               172,000   0      0
VIACOM INC CL-B COMMONCMN
  CLASS B                         Common Stock      925524308    393,100   19,014  SH        Sole               393,100   0      0
WELLS FARGO & CO (NEW)CMN         Common Stock      949746101    327,500   16,179  SH        Sole               327,500   0      0
YOUNG BROADCASTING INC CL-ACMN
  CLASS A                         Common Stock      987434107    249,400    6,233  SH        Sole               249,400   0      0

                                                                          600,845

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03180.0001 #323418